THE ADVISORS’ INNER CIRCLE FUND III

NICHOLAS PARTNERS

SMALL CAP GROWTH FUND

JUNE 30,2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 95.6%
	Shares	Value
Communication Services — 1.9%
Sphere Entertainment *	20,818	$3,602,139
Consumer Discretionary — 14.1%
Callaway Golf *	291,020	5,468,266
Cava Group *	16,578	1,301,041
Kontoor Brands	38,250	3,187,755
Life Time Group Holdings *	66,640	2,721,578
Lincoln Educational Services *	78,440	3,914,156
Lindblad Expeditions Holdings *	63,722	1,799,509
Rush Street Interactive, Cl A *	85,342	2,538,071
Steven Madden	54,148	2,279,631
Target Hospitality *	59,965	1,220,887
Victoria's Secret *	17,293	1,443,620
YETI Holdings *	29,091	1,441,750
		27,316,264
Consumer Staples — 2.5%
Chefs' Warehouse *	19,358	1,860,304
Once Upon a Farm PBC *	147,275	3,016,192
		4,876,496
Energy — 1.6%
Par Pacific Holdings *	54,968	3,082,605
Financials — 4.5%
Happen *	117,248	2,431,723
Piper Sandler	19,232	1,391,243
Seacoast Banking Corp of Florida	39,684	1,319,493
Wintrust Financial	22,512	3,618,129
		8,760,588
Health Care — 19.9%
Axsome Therapeutics *	13,531	3,311,983
Bridgebio Pharma *	43,183	3,216,270
Cytokinetics *	29,434	2,507,482
Dianthus Therapeutics *	29,632	2,888,527
Enliven Therapeutics *	73,686	3,739,565
Inhibrx Biosciences *	4,016	380,516
Kymera Therapeutics *	9,443	1,082,829
Mirum Pharmaceuticals *	21,185	2,480,128
Palvella Therapeutics *	9,244	1,412,668
Revolution Medicines *	38,164	7,147,354
Rhythm Pharmaceuticals *	21,643	2,403,022
Roivant Sciences *	50,663	1,792,964
Scholar Rock Holding *	16,316	897,380

THE ADVISORS’ INNER CIRCLE FUND III

NICHOLAS PARTNERS

SMALL CAP GROWTH FUND

JUNE 30,2026 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Health Care — continued
Vaxcyte *	24,625	$1,431,451
Xenon Pharmaceuticals *	61,583	3,717,150
		38,409,289
Industrials — 25.9%
Argan	2,103	1,679,351
Astronics *	27,004	2,194,345
Astronics, Cl B *	5,401	410,461
BWX Technologies	34,282	6,672,991
Cardinal Infrastructure Group, Cl A *	12,179	1,147,262
Carpenter Technology	7,227	4,457,903
Construction Partners, Cl A *	14,792	1,756,846
Crane	4,662	1,039,952
Everus Construction Group *	11,014	1,827,773
Flowserve	27,673	2,052,230
FTAI Aviation	11,354	3,071,598
Graham *	5,648	699,166
Joby Aviation *	80,422	717,364
Modine Manufacturing *	19,415	5,184,193
Moog, Cl A	3,250	1,377,480
Nextpower, Cl A *	11,940	1,422,531
Planet Labs PBC *	66,036	2,187,773
Powell Industries	10,647	3,048,875
Saia *	2,018	849,901
Sterling Infrastructure *	5,197	4,362,154
TFI International	27,772	3,987,226
		50,147,375
Information Technology — 20.4%
Advanced Energy Industries	8,147	3,037,772
Appfolio, Cl A *	2,638	423,003
Applied Digital *	9,190	342,787
Applied Optoelectronics *	8,593	1,273,139
Cipher Digital *	19,797	485,026
Cohu *	18,906	1,397,342
Core Scientific *	33,096	846,927
DigitalOcean Holdings *	3,561	559,184
D-Wave Quantum *	43,672	1,047,691
Fabrinet *	2,766	1,554,713
FormFactor *	3,154	504,419
Hut 8 *	4,050	467,552
InterDigital	1,946	550,971
Lattice Semiconductor *	24,522	3,750,885
MACOM Technology Solutions Holdings *	7,423	2,823,487

THE ADVISORS’ INNER CIRCLE FUND III

NICHOLAS PARTNERS

SMALL CAP GROWTH FUND

JUNE 30,2026 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Information Technology — continued
MaxLinear, Cl A *	9,653	$1,235,874
Nova *	3,962	2,151,128
Onto Innovation *	5,230	1,979,294
Rambus *	9,871	1,310,277
Rigetti Computing *	37,422	722,993
Riot Platforms *	17,475	478,466
Sanmina *	3,531	893,625
Semtech *	15,180	2,456,883
SiTime *	4,551	3,393,044
Terawulf *	12,557	310,158
Ultra Clean Holdings *	11,460	1,634,081
Unity Software *	38,421	1,098,072
Varonis Systems, Cl B *	12,951	543,424
Viavi Solutions *	38,196	1,823,859
Zeta Global Holdings, Cl A *	21,719	427,430
		39,523,506
Materials — 1.4%
Century Aluminum *	30,830	1,418,488
MP Materials *	21,223	1,188,700
		2,607,188
Real Estate — 3.0%
Compass, Cl A *	85,939	1,059,628
Ryman Hospitality Properties ‡	11,562	1,486,295
Tanger ‡	84,074	3,318,401
		5,864,324
Utilities — 0.4%
Ormat Technologies	6,726	732,461

Total Common Stock
(Cost $118,404,262)		184,922,235

EXCHANGE-TRADED FUND — 0.5%
Domestic Equity — 0.5%
iShares Russell 2000 Growth ETF	2,625	1,034,145

Total Exchange-Traded Fund
(Cost $852,452)		1,034,145

Total Investments - 96.1%
(Cost $119,256,714)		$185,956,380

        Percentages are based on Net Assets of $193,487,026.

THE ADVISORS’ INNER CIRCLE FUND III

NICHOLAS PARTNERS

SMALL CAP GROWTH FUND

JUNE 30,2026 (Unaudited)

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

ETF — Exchange-Traded Fund

NIC-QH-001-1500